Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories as of December 31, 2014 and December 31, 2013 consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
Materials and supplies	$143.6	$166.8
Raw coal	115.0	122.6
Saleable coal	147.9	217.3
Total	$406.5	$506.7